Capital Lease Obligations - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
Commitment, 2016	$ 7,673
Commitment, 2017	30,953
Commitment, 2018	$ 27,296